Financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Financial assets and liabilities
Financial assets and liabilities

At December 31, 2024, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	468	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	519	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Senior Secured Term Loan	EUR	269	24-Sep-29	Bullet	269	280	–
Global Asset Based Loan Facility	USD	272	06-Aug-26	Revolving	–	–	272
Bradesco Facility	BRL	500	30-Sep-28	Bullet	–	–	81
Lease obligations	Various	–	Various	Amortizing	–	374	–
Other borrowings	Various	–	Rolling	Amortizing	–	42	–
Total borrowings						3,933	353
Deferred debt issue costs						(31)	–
Net borrowings						3,902	353
Cash, cash equivalents and restricted cash						(610)	610
Derivative financial instruments used to hedge foreign currency and interest rate risk						13	–
Net debt / available liquidity						3,305	963

The Group’s net borrowings of $3,902 million (2023: $3,734 million) are classified as non-current liabilities of $3,797 million (2023: $3,640 million) and current liabilities of $105 million (2023: $94 million) in the consolidated statement of financial position at December 31, 2024.

A number of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in areas such as incurrence of additional indebtedness (primarily maximum secured borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens. The Global Asset Based Loan Facility is subject to a fixed charge coverage ratio covenant if 90% or more of the facility is drawn. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are of a nature customary for such facilities.

At December 31, 2023 the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	497	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	553	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	369	06-Aug-26	Revolving	–	-	369
Lease obligations	Various	–	Various	Amortizing	–	408	–
Other borrowings	Various	–	Rolling	Amortizing	–	54	–
Total borrowings						3,762	369
Deferred debt issue costs						(28)	–
Net borrowings						3,734	369
Cash, cash equivalents and restricted cash						(443)	443
Derivative financial instruments used to hedge foreign currency and interest rate risk						21	–
Net debt / available liquidity						3,312	812

The following table summarizes movement in the Group’s net debt:

	At December 31,
	2024	2023
	$’m	$’m
Net (increase)/decrease in cash, cash equivalents and restricted cash per consolidated statement of cash flows*	(167)	112
Increase in net borrowings and derivative financial instruments	160	163
(Decrease)/increase in net debt	(7)	275
Net debt at January 1,	3,312	3,037
Net debt at December 31,	3,305	3,312

*Includes exchange losses on cash, cash equivalents and restricted cash

The decrease in net debt primarily includes repayments of borrowings of $229 million (2023: $83 million), an increase in cash, cash equivalents and restricted cash of $167 million (2023: decrease of $112 million), foreign exchange gains of $83 million (2023: losses of $37 million), a net decrease in lease obligations of $34 million (2023: increase of $81 million), fair value gains on derivative financial instruments of $8 million (2023: losses of $21 million) and a net increase of deferred debt issue costs of $3 million (2023: decrease of $10 million), which is partly offset by proceeds from borrowings of $517 million (2023: $94 million, of which $15 million was a non-cash transaction relating to a supplier credit arrangement in the Americas) and acquisition of borrowings of $nil (2023: $3 million).

Maturity profile

The maturity profile of the Group’s total borrowings is as follows:

	At December 31,
	2024	2023
	$’m	$’m
Within one year or on demand	105	94
Between one and three years	755	175
Between three and five years	3,017	1,791
Greater than five years	56	1,702
Total borrowings	3,933	3,762
Deferred debt issue costs	(31)	(28)
Net borrowings	3,902	3,734

Included within total borrowings between one and three years and between three and five years is the Group’s Senior Facilities of $3,517 million (2023: $3,300 million).

The maturity profile of the contractual undiscounted cash flows related to the Group’s lease liabilities is as follows:

	At December 31,
	2024	2023
	$’m	$’m
Not later than one year	110	99
Later than one year and not later than five years	268	285
Later than five years	66	110
	444	494

The table below analyzes the Group’s financial liabilities (including interest payable) into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contracted undiscounted cash flows.

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At December 31, 2024	$’m	$’m	$’m
Within one year or on demand	270	32	1,170
Between one and three years	1,049	20	—
Between three and five years	3,181	1	—
Greater than five years	67	—	—

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At December 31, 2023	$’m	$’m	$’m
Within one year or on demand	244	32	1,240
Between one and three years	458	41	—
Between three and five years	1,994	11	—
Greater than five years	1,761	—	—

The carrying amount and fair value of the Group’s borrowings excluding lease obligations are as follows:

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2024	$'m	$'m	$'m	$'m
Senior Facilities*	3,517	(28)	3,489	3,173
Other borrowings	42	(3)	39	42
	3,559	(31)	3,528	3,215

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2023	$'m	$'m	$'m	$'m
Senior Facilities*	3,300	(23)	3,277	2,885
Other borrowings	54	(5)	49	54
	3,354	(28)	3,326	2,939

*Includes Senior Secured Green Notes, Senior Green Notes and a Senior Secured Term Loan.

Earnout Shares and Private and Public Warrants

Please refer to note 22 for further details about the recognition and measurement of the Earnout Shares as well as the Private and Public Warrants.

Financing activity

2024

On October 7, 2024, AMPSA entered into a new credit facility with Banco Bradesco S.A. in Brazil (the “Bradesco Facility”) for BRL500 million (approximately $90 million at the exchange rate applicable on that date). Until September 30, 2025, the Bradesco Facility can be drawn for a period of three years and when drawn, partial security would be provided over the equity interests of certain AMPSA subsidiaries.

On September 24, 2024, AMPSA and certain of its subsidiaries entered into an agreement for a new €269 million ($300 million equivalent) senior secured term loan facility (the “Senior Secured Term Loan”) with certain investment funds and other entities managed by affiliates of Apollo Capital Management, L.P.. The Senior Secured Term Loan matures in September 2029 and is secured on a pari passu basis alongside the Senior Secured Green Notes maturing in 2027 and 2028.

The decrease in lease obligations from $408 million at December 31, 2023 to $374 million at December 31, 2024, primarily reflects $97 million of principal repayments, $6 million of foreign currency movements and $3 million of disposals of lease assets, partly offset by $72 million of new lease liabilities (including a lease liability payable to the Ardagh Group of $3 million) during the year ended December 31, 2024.

At December 31, 2024 the Group had no cash drawings on the Global Asset Based Loan facility, which has a maximum cash capacity available to draw down of $363 million when fully collateralized. At December 31, 2024, working capital collateralization limited the available borrowing base to $272 million.

2023

Lease obligations at December 31, 2023 of $408 million (December 31, 2022: $327 million), primarily reflects $158 million of new lease liabilities and $5 million of foreign currency movements, partly offset by $78 million of principal repayments and $4 million of disposals of lease assets during the year ended December 31, 2023.

At December 31, 2023 the Group had no cash drawings on the Global Asset Based Loan facility, which has a maximum cash capacity available to draw down of $407 million when fully collateralized. At December 31, 2023, working capital collateralization limited the available borrowing base to $369 million.

Effective interest rates

	2024		2023
	USD	EUR	USD	EUR
2.000% Senior Secured Green Notes due 2028	—	2.27%	—	2.27%
3.250% Senior Secured Green Notes due 2028	3.52%	—	3.52%	—
6.000% Senior Secured Green Notes due 2027	6.72%	—	6.72%	—
3.000% Senior Green Notes due 2029	—	3.25%	—	3.25%
4.000% Senior Green Notes due 2029	4.26%	—	4.26%	—
Senior Secured Term Loan	—	10.12%	—	—

	2024	2023
	Various Currencies
Lease obligations	6.27%	6.47%

The carrying amounts of net borrowings are denominated in the following currencies.

	At December 31,
	2024	2023
	$’m	$’m
Euro	1,306	1,110
U.S. dollar	2,555	2,562
GBP	27	40
Other	14	22
	3,902	3,734

The Group has undrawn borrowing facilities expiring beyond one year at December 31, 2024, of $353 million (2023: $369 million).

Fair value methodology

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

There were no transfers between Level 1 and Level 2 during the year.

Fair values are calculated as follows:

(i)	Senior Secured Green and Senior Green Notes – the fair value of debt securities in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(ii)	Global Asset Based Loan Facility, Senior Secured Term Loan and Other borrowings – the fair values of the borrowings in issue are based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(iii)	Cross currency interest rate swaps (“CCIRS”) – the fair value of the CCIRS are based on quoted market prices and represent Level 2 inputs.
(iv)	Commodity and foreign exchange derivatives – the fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.
(v)	Earnout Shares, Private and Public Warrants – the fair values of the Earnout Shares and Private Warrants are based on valuation techniques using an unobservable volatility assumption which represents Level 3 inputs, whereas the fair value of the Public Warrants is based on an observable market price and represents a Level 1 input.
(vi)	Virtual power purchase agreement – the fair value of the embedded derivative (floor price) in the virtual power purchase agreement is based on a valuation technique using an unobservable volatility assumption which represents a Level 3 input.

Derivative financial instruments

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Commodity contracts	14	30	301
Forward foreign exchange contracts	5	7	592
Cross currency interest rate swaps	3	16	300
At December 31, 2024	22	53	1,193

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Commodity forward contracts	10	51	436
Forward foreign exchange contracts	2	12	595
Cross currency interest rate swaps	—	21	300
At December 31, 2023	12	84	1,331

All cash payments in relation to derivative instruments are paid or received when they mature.

The Group mitigates the counterparty risk for derivatives by contracting with major financial institutions which have high credit ratings.

Virtual Power Purchase Agreement

As part of our sustainability strategy to achieve our climate targets, the Group entered into a virtual power purchase agreement (“vPPA”) in July 2024. The renewable energy generation facility underlying the agreement is managed by the operator. The Group has no rights of determination or control over the use of the facility. The benefits accruing from the virtual power purchase agreement come in the form of two components: a quarterly financial flow from the Group to the developer only if the respective spot electricity price falls below an agreed floor price, and certificates that the Group receives as proof of origin for electricity from renewable energies.

The valuation applied a Black Scholes model, using a key data input for the risk-free rate (2.1%), with an estimate for volatility (31%). The estimated fair market value at December 31, 2024 was an asset of $2 million, which has been reflected within non-current derivative financial instruments, representing the value of the certificates to be received by the Group and the option value of the agreed floor price. An increase or decrease in volatility of 5% would not result in a material change to the fair market value as at December 31, 2024.

Cross currency interest rate swaps

The Group hedges certain of its borrowing and interest payable thereon using CCIRS, with a net liability position at December 31, 2024 of $13 million (December 31, 2023: $21 million).

Net investment hedges in foreign operations

The Group has designated $350 million (2023: $350 million) of its 6.000% Senior Secured Green Notes due 2027 as a net investment hedge. A loss of $22 million (2023: gain of $11 million) was recognized in relation to this hedge in the consolidated statement of comprehensive income in the year ended December 31, 2024.

Commodity forward contracts

The Group hedges a portion of its anticipated metal and energy purchases. Excluding conversion and freight costs, the physical metal and energy deliveries are priced based on the applicable indices agreed with the suppliers for the relevant month. Certain forward contracts are designated as cash flow hedges and the Group has determined the existence of an economic relationship between the hedged item and the hedging instrument based on common indices used. Ineffectiveness may arise if there are changes in the forecasted transaction in terms of pricing, timing or quantities, or if there are changes in the credit risk of the Group or the counterparty. The Group applies a hedge ratio of 1:1.

Fair values have been based on quoted market prices and are valued using Level 2 valuation inputs. The fair value of these contracts when initiated is $nil; no premium is paid or received.

Forward foreign exchange contracts

The Group operates in a number of currencies and, accordingly, hedges a portion of its currency transaction risk. Certain forward contracts are designated as cash flow hedges and are set so to closely match the critical terms of the underlying cash flows. In hedges of forecasted foreign currency sales and purchases ineffectiveness may arise for similar reasons as outlined for commodity forward contracts.

The fair values are based on Level 2 valuation techniques and observable inputs including the contract prices. The fair value of these contracts when initiated is $nil; no premium is paid or received.